UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc.
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 624-9534

Signature, Place, and Date of Signing:

       /s/ Kevin Landis           San Jose, California             02/14/12
       ----------------           --------------------             --------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           54
                                         -----------

Form 13F Information Table Value Total:  $    85,535
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Motorola Mobility Holdings, Inc.     Common Stock 620097105       9,700     250,000 SH       SOLE                250,000
Apple, Inc.                          Common Stock 037833100       6,278      15,500 SH       SOLE                 15,500
NetLogic Microsystems, Inc.          Common Stock 64118B100       4,957     100,000 SH       SOLE                100,000
Microsoft Corp.                      Common Stock 594918104       4,932     190,000 SH       SOLE                190,000
Nasdaq 100 Trust                     Index        73935A104       4,466      80,000 SH       SOLE                 80,000
Intevac, Inc.                        Common Stock 461148108       4,166     562,956 SH       SOLE                562,956
Baidu.com, Inc.                      Common Stock 056752108       3,494      30,000 SH       SOLE                 30,000
Sina Corp.                           Common Stock 011119239       3,120      60,000 SH       SOLE                 60,000
F5 Networks, Inc.                    Common Stock 315616102       2,653      25,000 SH       SOLE                 25,000
NVIDIA Corp.                         Common Stock 67066G104       2,633     190,000 SH       SOLE                190,000
Amazon.com, Inc.                     Common Stock 023135106       2,597      15,000 SH       SOLE                 15,000
Akamai Technologies, Inc.            Common Stock 00971T101       2,582      80,000 SH       SOLE                 80,000
Shanda Interactive Entertainment,
  Ltd.                               Common Stock 81941Q203       2,518      62,922 SH       SOLE                 62,922
VMware, Inc.                         Common Stock 928563402       2,496      30,000 SH       SOLE                 30,000
Blue Coat Systems, Inc.              Common Stock 09534T508       2,163      85,000 SH       SOLE                 85,000
Marvell Technology Group Ltd.        Common Stock G5876H105       2,078     150,000 SH       SOLE                150,000
Equinix, Inc.                        Common Stock 29444U502       2,028      20,000 SH       SOLE                 20,000
Juniper Networks, Inc.               Common Stock 48203R104       1,968      96,400 SH       SOLE                 96,400
Skyworks Solutions, Inc.             Common Stock 83088M102       1,946     120,000 SH       SOLE                120,000
Riverbed Technology, Inc.            Common Stock 768573107       1,880      80,000 SH       SOLE                 80,000
Rackspace Hosting, Inc.              Common Stock 750086100       1,720      40,000 SH       SOLE                 40,000
CIENA Corp.                          Common Stock 171779309       1,452     120,000 SH       SOLE                120,000
Nokia Corp. - ADR                    ADR          654902204       1,446     300,000 SH       SOLE                300,000
Yandex N. V.                         Common Stock N97284108       1,281      65,000 SH       SOLE                 65,000
SanDisk Corp.                        Common Stock 80004C101         984      20,000 SH       SOLE                 20,000
Intel Corp.                          Common Stock 458140100         970      40,000 SH       SOLE                 40,000
Google, Inc.                         Common Stock 38259P508         969       1,500 SH       SOLE                  1,500
QUALCOMM, Inc.                       Common Stock 747525103         821      15,000 SH       SOLE                 15,000
Symantec Corp.                       Common Stock 871503108         783      50,000 SH       SOLE                 50,000
Cisco Systems, Inc.                  Common Stock 17275R102         723      40,000 SH       SOLE                 40,000
Western Digital Corp. Apr 2012 $25
  Call                               Call         Call              715       1,000     CALL SOLE                  1,000
VeriFone Holdings, Inc.              Common Stock 92342Y109         710      20,000 SH       SOLE                 20,000
Corning, Inc.                        Common Stock 219350105         642      49,460 SH       SOLE                 49,460
Oracle Corp.                         Common Stock 68389X105         513      20,000 SH       SOLE                 20,000
LG Display Co., Ltd                  Common Stock 50186V102         421      40,000 SH       SOLE                 40,000
ASML Holding N.V.                    Common Stock N07059186         418      10,000 SH       SOLE                 10,000
Ericsson                             Common Stock 294821608         405      40,000 SH       SOLE                 40,000
Applied Materials, Inc.              Common Stock 038222105         321      30,000 SH       SOLE                 30,000
GT Advanced Technologies, Inc.       Common Stock 36191U106         231      31,900 SH       SOLE                 31,900
ADA-ES, Inc.                         Common Stock 005208103         213       9,400 SH       SOLE                  9,400
F5 Networks, Inc. Jan 2012 $110 Put  Put          Put               210         250     PUT  SOLE                    250
SPDR S&P 500 Mar 2012 $120 Put       Put          Put               159         450     PUT  SOLE                    450
SunPower Corp. - Class B             Common Stock 867652307          99      15,931 SH       SOLE                 15,931
Trina Solar Limited - Spon ADR       Common Stock 89628E104          98      14,600 SH       SOLE                 14,600
Echelon Corp.                        Common Stock 27874N105          95      19,500 SH       SOLE                 19,500
JA Solar Holdings Co Ltd.            Common Stock 466090107          87      65,000 SH       SOLE                 65,000
Yingli Green Energy Holding Company
  - ADR                              Common Stock 98584B103          76      20,000 SH       SOLE                 20,000
Power-One, Inc.                      Common Stock 73930R102          61      15,700 SH       SOLE                 15,700
Acme Packet, Inc. Feb 2012 $37.50
  Call                               Call         Call               60         500     CALL SOLE                    500
Hanwha SolarOne, Ltd                 Common Stock 41135V103          50      50,400 SH       SOLE                 50,400
A123 Systems, Inc.                   Common Stock 03739T108          48      30,100 SH       SOLE                 30,100
Orion Energy Systems, Inc.           Common Stock 686275108          41      14,000 SH       SOLE                 14,000
Metalico, Inc.                       Common Stock 591176102          38      11,500 SH       SOLE                 11,500
LSI Corp. Apr 2012 $7.00 Call        Call         Call               20       1,000     CALL SOLE                  1,000
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